Goodwill and Intangible Assets - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended								3 Months Ended							3 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Carrier Services	Dec. 31, 2012 Carrier Services	Mar. 31, 2013 Enterprise Services	Dec. 31, 2012 Enterprise Services	Dec. 31, 2012 Information Services	Dec. 31, 2010 Converged Messaging Services	Dec. 31, 2010 Converged Messaging Services Property and equipment	Dec. 31, 2010 Converged Messaging Services Customer Lists And Relationships	Sep. 30, 2011 Evolving Systems Inc	Jul. 31, 2011 Evolving Systems Inc	Jul. 31, 2011 Evolving Systems Inc Customer relationships	Jul. 31, 2011 Evolving Systems Inc Developed Technology	Dec. 31, 2011 TARGUSinfo	Dec. 31, 2012 TARGUSinfo	Nov. 08, 2011 TARGUSinfo	Nov. 08, 2011 TARGUSinfo Customer relationships	Nov. 08, 2011 TARGUSinfo Developed Technology	Nov. 08, 2011 TARGUSinfo Trade names and Trademarks
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill acquired during the period														$ 20,300,000				$ 429,700,000
Adjustment of acquired assets and liabilities																			2,500,000
Assumptions used in annual goodwill impairment test, long term growth rate, lower limit			3.00%
Assumptions used in annual goodwill impairment test, discount rate, lower limit			12.50%
Assumptions used in annual goodwill impairment test, discount rate, upper limit			14.50%
Goodwill	572,178,000		572,178,000	572,178,000		128,753,000	128,753,000	16,198,000	16,198,000	427,200,000
Impairment of long-lived assets					8,495,000						8,500,000	7,900,000	600,000
Acquired definite-lived intangible assets															21,700,000	18,900,000	2,800,000			310,200,000	256,700,000	46,500,000	7,000,000
Amortization expense related to intangible assets	12,400,000	12,600,000	50,300,000	12,100,000	4,800,000
Amortization expense 2013	48,900,000		48,900,000
Amortization expense 2014	47,900,000		47,900,000
Amortization expense 2015	45,900,000		45,900,000
Amortization expense 2016	44,100,000		44,100,000
Amortization expense 2017	35,600,000		35,600,000
Amortization expense thereafter	$ 66,100,000		$ 66,100,000